1. Summary of Significant Accounting Policies and Use of Estimates: Inventory (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Inventory, Raw Materials	$ 9,036	$ 8,783	$ 24,044
Inventory, Finished Goods	$ 250	$ 345	$ 893